Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Property, plant and equipment-net	$ 12,173,808	$ 27,824,523
Prepayments and premiums under operating leases	2,371,735	2,568,199
Prepayment for construction of new plant
Prepayment for acquisition of land use right
Land use rights	603,503	648,652
Deferred tax assets	14,688,829	9,924,944
Non-current assets	29,837,875	40,966,318
Current assets
Inventories	1,245,800	1,806,212
Trade receivables	8,122,223	10,501,543
Other receivables and prepayments	855,473	1,901,268
Subsidies prepaid to distributors
Prepayments and premiums under operating leases	78,532	83,907
Cash and cash equivalents	21,026,103	26,050,456
Current assets	31,328,131	40,343,386
Total assets	61,166,006	81,309,704
Current liabilities
Short term bank loans	1,092,783	1,606,930
Trade and other payables	5,278,460	5,451,830
Related parties payables	445,614	154,137
Contract liabilities	47,828	69,612
Current liabilities	6,864,685	7,282,509
Non-current liability
Warrant liabilities
Non-current liabilities
Total liabilities	6,864,685	7,282,509
Equity
Share capital	227	198
Share premium	8,000,561	6,686,169
Revaluation reserve	184,272	184,272
Statutory surplus reserve	6,084,836	6,084,836
Retained profits	46,178,213	64,146,811
Foreign currency translation reserve	(6,146,788)	(3,075,091)
Total equity	54,301,321	74,027,195
Total liabilities and equity	$ 61,166,006	$ 81,309,704